Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2023
Contingent consideration [abstract]
Disclosure of Contingent Consideration

	2023 A$	2022 A$
Opening balance	2,699,010	1,762,656
Change in fair value	988,179	936,354
Closing balance	3,687,189	2,699,010